CONDENSED BALANCE SHEETS (Parenthetical) - DiamondHead Holdings Corp. - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Class A common stock subject to possible redemption
Class A common stock subject to possible redemption, par value, (in dollars per share)	$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption, outstanding (in shares)	34,500,000	34,500,000
Class A common stock subject to possible redemption, redemption value per share	$ 10.10	$ 10.00
Class A common stock not subject to possible redemption
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	8,625,000	8,625,000
Common stock, shares outstanding	8,625,000	8,625,000